Segment Information - Summary of Segment Statement of Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments line items [Line Items]
Sales revenues	¥ 27,214,594	¥ 29,866,547
Selling, general and administrative	2,634,625	2,981,965
Operating income	2,197,748	2,399,232
Other income (loss), net	(19,257)	(80,607)
Income before income taxes	2,932,354	2,792,942
Income tax expense	649,976	681,817
Net income	2,282,378	2,111,125
Net income attributable to Toyota Motor Corporation	2,245,261	2,036,140
Net income attributable to Non-controlling interests	37,118	74,985
Net income (Consolidated) [Member]
Disclosure of operating segments line items [Line Items]
Net income	2,282,378	2,111,125
Net income attributable to Toyota Motor Corporation	2,245,261	2,036,140
Net income attributable to Non-controlling interests	37,118	74,985
Non-Financial Services Businesses [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	25,103,190	27,710,128
Cost of revenues	21,199,915	23,104,047
Selling, general and administrative	2,206,205	2,492,039
Operating income	1,697,070	2,114,042
Other income (loss), net	742,785	394,278
Income before income taxes	2,439,855	2,508,319
Income tax expense	528,413	615,546
Net income	1,911,442	1,892,774
Net income attributable to Toyota Motor Corporation	1,875,467	1,818,022
Net income attributable to Non-controlling interests	35,975	74,752
Non-Financial Services Businesses [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	1,911,442	1,892,774
Financial services business [Member]
Disclosure of operating segments line items [Line Items]
Sales revenues	2,162,237	2,193,170
Cost of revenues	1,202,277	1,397,344
Selling, general and administrative	464,368	512,085
Operating income	495,593	283,742
Other income (loss), net	(3,090)	835
Income before income taxes	492,503	284,577
Income tax expense	121,536	66,284
Net income	370,967	218,293
Net income attributable to Toyota Motor Corporation	369,824	218,060
Net income attributable to Non-controlling interests	1,143	233
Financial services business [Member] | Elimination of net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	(30)	59
Financial services business [Member] | Net income [Member]
Disclosure of operating segments line items [Line Items]
Net income	¥ 370,967	¥ 218,293